Retirement And Pension Plans (Schedule Of Amounts Recognized In Other Comprehensive Income (Loss), Before Tax) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Retirement And Pension Plans [Abstract]
Actuarial gain (loss) recognized in other comprehensive income	¥ (12,529)	¥ (4,602)	¥ 7,712
Reclassification adjustment for prior service benefit realized in net income	(808)	(808)	(808)
Reclassification adjustment for actuarial loss realized in net income	693	472	9,611
Net recognized in other comprehensive income (loss), before tax	¥ (12,644)	¥ (4,938)	¥ 16,515